Significant accounting policies	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Significant accounting policies

7            Significant accounting policies

The Company applied the accounting policies described below in a consistent manner to all the years presented in the consolidated financial statements.

a. Basis of consolidation

i. Business combination

The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The consideration transferred in the acquisition is measured at fair value, as are the identifiable net assets acquired. Any goodwill that may arise is tested annually for impairment. Any gains on a bargain purchase are recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured, and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

ii. Subsidiaries

The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date in which control commences until the date in which control ceases.

iii. Non-controlling interests (“NCI”)

NCI are measured initially at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition. Changes in the Company’s interest in a subsidiary that do not result in loss of control are accounted for as equity transactions.

According to note 1.a. (iv) a with the partial spin-off of the subsidiary Sensedia S.A. in 2019, the Company no longer has non-controlling interest.

iv. Transactions eliminated by consolidation

Intra-group balances and transactions, and any unrealized income or expenses (except for foreign currency translation gain or losses) arising from intra-group transactions, are eliminated. Unrealized losses arising are eliminated in the same way as unrealized gain, but only to the extent that there is no evidence of impairment.

b. Foreign currency

i. Transactions in foreign currency

Transactions in foreign currency are translated into the respective functional currencies of the Company and its subsidiaries by the exchange rates at the dates of each such transaction.

Monetary assets and liabilities denominated in foreign currencies on the reporting date are translated to the functional currency at the exchange rate on that date. Non-monetary assets and liabilities that are measured at fair value in foreign currency are retranslated to the functional currency at the exchange rate on the date in which the fair value was determined. Non-monetary items that are measured based on historical cost in foreign currency are translated at the exchange rate on the transaction date. Foreign currency differences are generally recognized in profit or loss and presented within finance costs.

However, foreign currency differences resulting from the translation of investments abroad are recognized in other comprehensive income.

ii. Foreign operations

Assets and liabilities from foreign operations, including goodwill and fair value adjustments resulting from acquisitions, are translated into Reais at the exchange rates prevailing at the reporting date. Income and expenses from operations abroad are translated into Brazilian reais at the exchange rates that represent the average monthly rates for the respective period.

Foreign currency differences are recognized in other comprehensive income.

c. Revenue from contracts with customers

Information on the Group's accounting policies related to contracts with customers is provided in note 23.

d. Employee benefits

i. Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. These liabilities are recognized at the amount of the expected payment if the Company has a present legal obligation to pay this amount due to service provided by the employee and the obligation can be estimated reliably.

ii. Share-based payment arrangements

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as personnel expense, with a corresponding increase in equity, during the period in which employees unconditionally acquire the right to the awards. Amounts recognized as expenses are adjusted to reflect the number of awards for which there is an expectation that service and performance conditions will be met in such a way that the final amounts recognized as expenses are based on the number of awards that actually meet the service and performance conditions on the vesting date.

The Group recognizes each expense according to the services rendered for each subsidiary where the employee participating in the plan works, with the counterpart at:

(a) increase in equity if the services rendered are received in a transaction with a share-based payment settled in equity instruments;

(b) or, if the services rendered are acquired in a transaction with a share-based payment settled in cash (or other assets), a liability must be recognized

The fair value of the amount payable to employees related to the rights on the valuation of shares, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities during the period in which employees unconditionally acquire their right to payment. The liability is remeasured at each reporting date and on the settlement date, based on the fair value of the rights on the valuation of the shares. Any changes in the fair value of the liability are recognized in the profit or loss.

When the granting of an equity instrument is canceled or settled during the vesting period, the entity must account for the cancellation or settlement as an acceleration of the vesting period and, therefore, must immediately recognize the amount that would be recognized as services received over the remaining vesting period.

In cases where the stock option plan is cancelled, any payments made to employees at the time of the cancellation must be accounted for as a repurchase of an equity instrument, that is, in a reduction account of shareholders' equity, except if the payment exceeds the fair value of the equity instruments granted, measured on the repurchase date. Any surplus must be recognized as an expense for the period. However, if the share-based payment arrangement present liabilities components, the entity must remeasurement the fair value of the corresponding liability on the date of cancellation or settlement. Any payment made to settle these liability components should be accounted for as an extinguishment of the liability.

e. Financial income and financial expenses

The Group's financial income and financial expenses include:

•	Interest income;
•	Interest expense;
•	The net gains or loss on financial assets measured at fair value through profit or loss;
•	The foreign currency gains or losses on financial assets and financial liabilities.

Interest income or expense is recognized using the effective interest method. The Company classifies dividends and interest on equity paid as cash flows used in financing activities.

The 'effective interest rate' is the rate that exactly discounts estimated future cash payments or receipts though the expected life of the financial instrument to:

•	the gross carrying amount of the financial asset; or
•	at the amortized cost of the financial liability.

In calculating interest income or expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not impaired) or the amortized cost of the liability. However, for financial assets that have become credit-impaired after the initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

f. Income tax

Income tax expenses comprises current and deferred income and social security contribution taxes. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

The Company has determined that interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore accounted for them under IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

i. Current tax

Current tax comprises the expected tax payable or receivable on the taxable profit or loss for the year and any adjustment to taxes payable or receivable in respect of prior years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income tax, if any. It is measured using tax rates enacted at the reporting date.

Current tax assets and liabilities are offset only if certain criteria are met.

ii. Deferred taxes

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

(i)	Temporary differences on the initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; and
(ii)	Temporary differences related to investments in subsidiaries to the extent that the Company can control the timing of the reversal of the temporary difference, and it is probable that the temporary difference will not be reversed in the foreseeable future.

Deferred tax assets are recognized in respect of tax losses and unused deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for each individual subsidiary.

Deferred tax assets are reviewed at each reporting date and are reduced to the extent that they are no longer probable.

Deferred tax assets and liabilities are measured based on the rates that are expected to be applied to temporary differences when they are reversed, based on the rates that were enacted up to the reporting date.

The measurement of deferred tax reflects the tax consequences that would follow from the way the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if certain criteria are met.

g. Property, plant and equipment

i. Recognition and measurement

Property, plant and equipment items are measured at the historical cost of acquisition or construction, deducted from accumulated depreciation and any impairment losses.

Any gain or loss on the disposal of an item of property, plant and equipment is recognized in profit or loss.

ii. Subsequent expenditure

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Company.

iii. Depreciation

Depreciation is calculated to write-off the cost of items of property, plant and equipment, less their estimated residual values using the straight-line method based on the estimated useful lives and is recognized in profit and loss. Land is not depreciated.

The estimated useful lives of property, plant and equipment for current and comparative years are as follows:

IT equipment	2 to 5 years
Furniture and fixtures	7-10 years
Vehicles	5 years
Leasehold improvements	1 to 8 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

h. Intangible assets and goodwill

i. Recognition and measurement

Goodwill

Goodwill arising from the acquisition of subsidiaries is measured at cost less accumulated impairment losses.

Brands and Customer relationship

Brands and customer relationship acquired through business combinations are recognized at their fair value at the acquisition date and depreciated over their expected benefit period.

Software

Software licenses are capitalized based on the costs incurred to acquire the software and prepare them to be ready for use and depreciated over their expected benefit period.

Costs associated with software maintenance are recognized as expenses as incurred. Development costs directly attributable to the design and testing of identifiable and unique software products, controlled by the Company, are recognized as intangible assets.

Directly attributable costs, which are capitalized as a part of the software product, include the costs of employee allocated to software development and an appropriate portion of the applicable indirect expenses.

Other development costs that do not meet these criteria for capitalization are recognized as expenses as they are incurred. Development costs previously recognized as expenses are not recognized as assets in subsequent periods.

Non-compete agreement

Non-compete agreements acquired through business combinations are recognized at their fair value at the acquisition date and are amortized over the term of the agreements.

Software in progress

Software in progress is capitalized only if the expenditure can be measured reliably, the product or progress is technically and commercial feasible, future economic benefits are probable, and the Company intends to and has sufficient intention and resources to complete development and use or sell the asset. Otherwise, it is recognized in profit and loss as incurred. Subsequent to initial recognition, intangible in progress is measured at cost less any accumulated impairment losses.

ii. Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including trademarks and patents, are recognized in profit or loss as incurred.

iii. Amortization

Amortization is calculated using the straight-line method based on the estimated useful lives of the items, net of their estimated residual values. Amortization is generally recognized in profit or loss. Goodwill is not amortized.

The estimated useful lives are as follows:

Network software	5 years
Internally developed software	3 years
Customer relationship	6 - 8 years
Non-compete agreement	5 years
Brands	1 - 2 years

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.

i) Financial instruments

i. Recognition and initial measurement

Trade receivables are initially recognized on the date they were originated. All other financial assets and liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not measured at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. Trade receivables without a significant financing component are initially measured at the transaction price.

ii. classification and subsequent measurement

Financial assets

Upon initial recognition, a financial asset is classified as measured at: amortized cost; FVOCI — debt investment; FVOCI — equity investment; or FVTPL — fair value through profit or loss.

Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the presentation period following the change in business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at FVTPL:

i.	It is maintained within a business model aimed at maintaining financial assets to receive contractual cash flows; and
ii.	It is contractual terms give rise on specific dates to cash flows that are related to the payment of principal and interest on the outstanding principal value.

All financial assets not classified as measured at amortized cost, as described above, are classified as at FVTPL. This includes all derivative financial assets. Upon initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured  at amortized cost or fair value through other comprehensive income (“FVOCI”) as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Financial asset - Business model assessment

The Company carries out an assessment of the objective of the business model in which a financial asset is held in the portfolio because it better reflects the way the business is managed, and the information is provided to Management. Information considered includes:

i.	The stated policies and objectives set for the portfolio and the operation of those policies in practice. They include whether the Management strategy focuses on achieving contractual interest income, maintaining a particular interest rate profile, matching the duration of financial assets with the duration of related liabilities or expected cash outflows, or realizing cash flows through the sale of assets;
ii.	How the portfolio's performance is assessed and reported to the Group's Management;
iii.	The risks that affect the performance of the business model (and the financial assets held according to that business model) and how those risks are managed;
iv.	How the managers of the business are compensated – e.g., whether compensation is based on the fair value of assets managed or on the contractual cash flows earned; and
v.	The frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales, in a manner consistent with the continuous recognition of the assets of the Company and its subsidiaries.

Financial assets held for trading or managed and whose performance is evaluated on a fair value basis are measured at fair value through profit or loss.

Financial asset – assessment whether contractual cash flows are solely principal and interest payments

For the purposes of this assessment 'principal' is defined as the fair value of the financial asset upon initial recognition. Interest' is defined as consideration for the time value of money and the credit risk associated with the principal amount outstanding over a given period of time and for the other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.

The Group considers the contractual terms of the instrument to assess whether contractual cash flows are solely payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that could change the timing or value of the contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

•	Contingent events that change the amount or timing of cash flows;
•	Terms that can adjust the contractual rate, including variable rates features;
•	Prepayment and extension features; and
•	Terms that limit the Group's access to cash flows from specific assets (e.g., based on the performance of an asset).

The prepayment feature is consistent with the principal and interest payment criteria if the prepayment amount mostly represents unpaid principal and interest on the outstanding principal amount – which may include reasonable additional compensation for early termination of the contract. In addition, for a financial asset acquired for a value less than or greater than the nominal value of the contract, the permission or requirement for prepayment for an amount that represents the nominal value of the contract plus contractual interest (which also may include reasonable additional compensation for early termination of the contract) accumulated (but not paid) is treated as consistent with this criterion if the fair value of the prepayment is insignificant at initial recognition.

Financial assets - Subsequent measurement and profit and loss

•	Financial assets at FVTPL

These assets are subsequently measured at fair value. The net gain, including interest, is recognized in profit or loss.

•	Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gains or losses on derecognition are recognized in the profit or loss.

Financial liabilities - classification, subsequent measurement and profit and loss

Financial liabilities were classified as measured at amortized cost or FVTPL. A financial liability is classified as measured at fair value through profit or loss if it is a derivative or is designated as such upon initial recognition. Financial liabilities measured at FVTPL are measured at fair value and net income, including interest, is recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense, foreign exchange gains and losses are recognized in profit or loss. Any gains or losses on derecognition are also recognized in profit or loss.

iii. Derecognition

Financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows of the asset expire, or when the Group transfers the contractual rights to receive the contractual cash flows on a financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred, or in which the Group neither transfers nor substantially maintains all the risks and rewards of ownership of the financial asset nor retains control over the financial asset.

Financial liabilities

The Group derecognizes a financial liabilities when their contractual obligations are discharged, cancelled or expire. The Group also derecognizes a financial liabilities when their terms are modified and the cash flows of the modified liabilities are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. Upon derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

iv. Offsetting

The financial assets or liabilities are compensated, and the net value presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to offset the amounts and intends to settle them on a net basis or to dispose of the asset and settle the liabilities simultaneously.

v. Derivative financial instruments

The Group holds derivative financial instruments to manage its exposures to the risks of changes in foreign currency and interest rates.

Derivatives are initially measured at fair value. After initial recognition, derivatives are measured at fair value and changes in fair value are recorded in profit or loss.

j. Equity

Share capital

On December 31, 2021, the Company´s share capital is R$ 36, represented by 132,197,896 common shares. Those common shares are represented by 15,000,000 Class A common shares and 117,197,896 Class B common shares (note 22.a). Incremental costs directly attributable to the issue of common shares are recognized as a deduction from equity.

Share premium

The share premium refers to the difference between the subscription price that the shareholders paid for the shares and their nominal value.

Capital reserve

The breakdown of capital reserves is arising from the corporate restructuring occurred in 2021 (note 1.a), share-based compensation (note 21.d) and the share issuance costs (note 21.c).

k. impairment

Non-derivative financial assets

Financial instruments and contract assets

The Group recognizes provisions for expected credit losses on:

•	Financial assets measured at amortized cost
•	Contract assets

Loss allowances for trade receivables and contract assets are always measured at an amount equal to lifetime expected credit losses.

Management considers a financial asset to be in default when:

•	It is unlikely that the creditor will fully pay its credit obligations to the Group, without resorting to actions such as the realization of the guarantee (if any); or
•	The financial asset is more than 360 days overdue;
•	Lifetime credit losses are the expected credit losses that result from all possible default events over the expected life of the financial instrument.

The maximum period considered in the expected credit loss estimate is the maximum contractual period over which the Group is exposed to credit risk.

Measurement of expected credit losses

The Group considers evidence of impairment of assets measured at amortized cost at the collective level. The assets are assessed collectively for any loss of value that could have occurred but had not yet been identified.

Assets are assessed collectively for impairment based on the grouping of assets with similar risk characteristics.

In assessing the impairment as a whole, the Group uses historical trends in the probability of default, the recovery period and the loss amounts incurred, adjusted to reflect the Management’s judgment on the assumptions if the current economic and credit conditions are such that actual losses are probable to be higher or lower than those suggested by historical trends.

A loss by reduction to the recoverable amount is calculated as the difference between the recorded amount and the present value of estimated future cash flows, discounted by the original effective interest rate of the asset. Losses are recognized in profit or loss and deducted from the gross carrying amount of the assets.

The allowance for loss on financial assets measured at amortized cost is deducted from the gross carrying amount of the assets.

Write-off

The gross carrying amount of a financial asset is written off when the Group has no reasonable expectation of recovering the financial asset in whole or in part. With respect to customers, the Group assesses the time and value of the write-off based on whether there is reasonable expectation of recovery. The Group does not expect any significant recovery of the amount written off. However, written off financial assets may still be subject to credit for the fulfillment of the Group’s procedures for recovering the amounts due.

Non-financial assets

At each reporting date, the Group reviews the carrying amounts of its non-financial assets (other than contract assets and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash-generating units (CGUs). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal. Value in use is based on estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market evaluations of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of the asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

Impairment losses relating to goodwill are not reversed. For other assets, impairment losses are reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization if no impairment losses had been recognized.

l. Provisions

Disputes and litigations

The provision for disputes and litigation is recognized when it is probable that the Group will be required to make future payments as a result of past events. Such payments include, but are not limited to, the various claims, processes and actions initiated by both third parties and the Company, relating to labor disputes, complaints from tax authorities and other judicial matters.

Provision for indemnity of the stock options plan

The provision for the indemnity of the stock options plan was recognized upon the cancellation of all programs and agreements entered into in the Group’s Stock Option Plan. Payments to the beneficiaries of the plan grant to the Company full discharge on any right related to the Plan.

m. Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if the contract transfers the right to control the use of an identified asset for a period of time in exchange for consideration.

At the commencement or upon the modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component of the lease based on individual prices. However, for property leases, the Group elected to not separate the non-lease components and account for the lease and non-lease components as a single component.

The Group recognizes a right-of-use asset and a lease liability at lease commencement. The right-to-use asset is initially measured at cost, which comprises the initial measurement amount of the lease liability, adjusted for any lease payments made at or before the commencement date, less any leasing incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In this case, the right of use will be depreciated over the useful life of the underlying asset, which is determined in same basis as that of property, plant and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of lease liabilities.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if this rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as a discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external sources of financing and making some adjustments to reflect the terms of the contract and the type of leased asset.

Lease payments included in the measurement of the lease liability comprise the following:

•	Fixed payments, including in-substance fixed payments; and
•	Amounts expected to be payable under a residual value guarantee.

Regarding the option to extend office leases, the Group applies a 5-year additional to determine ROU amounts, except when there is no certain probability of continuity of activities in such locations. Renewal clauses generally use an inflation update index (IGPM or IPCA) that is updated annually.

For the periods disclosed, the Group does not have lease agreements with variable payments.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments resulting from a change in index or rate, if there is a change in the Group’s estimate of the amounts expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment to the carrying amount of the right-of-use asset is made or is accounted for in the profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The right-of-use asset is amortized using the straight-line method from the commencement date to the end of the lease term.

Short-term leases and leases of low-value assets

The Group has chosen not to recognize right-of-use assets and liabilities for leases of low value assets and short-term leases. The Group recognizes lease payments associated with these leases as expenses on a straight-line basis over the lease term.

n. Fair value measurement

‘Fair value’ is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date of the principal or, in its absence, the most advantageous market to which the Group has access at that date. The fair value of a liability reflects its non-performance risk.

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities (see note 5).

When one is available, the Group measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as ‘active’ if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

If there is no quoted price in an active market, the Group uses valuation techniques that maximize the use of relevant observable data and minimize the use of unobservable inputs. The chosen valuation technique incorporates all the factors that market participants would consider in pricing a transaction.

o. Segment reporting

In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker (“CODM”), is the Board of Directors (“BoD”), in charge for the operational decisions of resource allocation and performance evaluation.

The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment. The CODM reviews relevant financial data on a consolidated basis for all subsidiaries. Disaggregated information is only reviewed at the revenue level (Note 23), with no corresponding detail at any level of margin or profitability.

See note 23 for a breakdown of Net Revenue and selected assets by geographic location.